Related Party Transactions and Balances (Details) - Schedule of Related Party Balances ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transactions and Balances (Details) - Schedule of Related Party Balances [Line Items]
Due from related parties, net	¥ 864	$ 119
Due to related parties	592	82	1,214
Related Party [Member]
Related Party Transactions and Balances (Details) - Schedule of Related Party Balances [Line Items]
Due from related parties, net	864	119
Related Party [Member] | Apifiny Inc.[Member]
Related Party Transactions and Balances (Details) - Schedule of Related Party Balances [Line Items]
Due from related parties, net	211	29
Related Party [Member] | Roxe Holding Inc.[Member]
Related Party Transactions and Balances (Details) - Schedule of Related Party Balances [Line Items]
Due from related parties, net	363	50
Related Party [Member] | Dr. Chris Chang Yu [Member]
Related Party Transactions and Balances (Details) - Schedule of Related Party Balances [Line Items]
Due from related parties, net	290	40
Related Party [Member] | CRS Holdings Inc.[Member]
Related Party Transactions and Balances (Details) - Schedule of Related Party Balances [Line Items]
Due to related parties	592	82	287
Related Party [Member] | Jiaxing Zhijun Investment Management Co., Ltd. (“Zhijun”) [Member]
Related Party Transactions and Balances (Details) - Schedule of Related Party Balances [Line Items]
Due to related parties			¥ 927